Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Schedule of financial instruments measured at fair value on a recurring and non-recurring basis

Fair Value Measurements as of December 31, 2016
	Quoted Price in	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable	inputs
	(Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
Warrant liability	—	—	9,064

Fair Value Measurements as of December 31, 2017
	Quoted Price in	Significant
	Active Market for	Other	UnobservableI
	Identical Assets	Observable	Inputs
	(Level 1)	Inputs (Level 2)	(Level 3)	Total Losses
	RMB	RMB	RMB	RMB
Non-recurring
Long-term investment included in other non-current assets	—	—	5,000	10,000

Schedule of changes in Level 3 instrument measured at fair value on a recurring basis

Warrant
liability
RMB
Balance as of January 1, 2016	—
Change in fair value	8,668
Foreign exchange effect	396
Balance as of December 31, 2016	9,064
Transfer to mezzanine equity	(8,982)
Foreign exchange effect	(82)
Fair value at December 31, 2017	—